Subsequent Event	Sep. 30, 2021	Jul. 01, 2021
Subsequent Events
Subsequent Events

Note 4 — Subsequent Events

Business Combination Agreement

On July 28, 2021, the Company’s parent, Vacasa Holdings LLC (“Vacasa Holdings”) and the Company, along with certain of Vacasa Holdings’ investors including Turnkey Vacations, Inc. (“TK Newco”), and certain other equity holders of Vacasa Holdings (together with TK Newco, the “Blockers”), and certain other parties entered into a Business Combination Agreement (“Business Combination Agreement” and the transactions contemplated thereby, the “Business Combination”) with TPG Pace Solutions Corporation (“TPG Pace”), pursuant to which, amount other things, and subject to the conditions therein:

●	the D-1 Convertible Notes of Vacasa Holdings will convert into series D-1 preferred units of Vacasa Holdings and outstanding warrants to purchase common unit equity interests in Vacasa Holdings will be exercised in accordance with their terms;
●	a restructuring will be completed such that, after giving effect to that restructuring, the Blockers will directly hold equity interests in Vacasa Holdings;
●	Vacasa Holdings will recapitalize its outstanding equity interests into new common units (subject to substantially the same terms and conditions, including applicable vesting requirements) and certain other rights to acquire equity interests (“Vacasa Holdings’ Recapitalization”);
●	one (1) business day prior to the closing date of the transactions contemplated by the Business Combination Agreement (the “Closing”), TPG Pace will merge (the “Domestication Merger” and the proposal to approve the Domestication Merger, the “Domestication Merger Proposal”) with and into Vacasa, Inc., with Vacasa, Inc. surviving the Domestication Merger;
●	at the effective time of the Domestication Merger (the “Domestication Merger Effective Time”), (a) each then issued and outstanding Class A ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of Vacasa Inc. Class A Common Stock; (b) each then issued and outstanding Class F ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of class F common stock of Vacasa Inc. (“Vacasa Class F Common Stock”, which thereafter will convert into shares of Vacasa, Inc. Class A Common Stock in accordance with the Vacasa, Inc. Certificate of Incorporation); (c) each then issued and outstanding Class G ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of class G common stock of Vacasa, Inc. (“Vacasa Class G Common Stock”); and (d) the common stock of Vacasa, Inc. held by Vacasa Holdings will be cancelled;
●	investors party to Subscription Agreements will purchase, and Vacasa, Inc. will issue and sell to the investors, the number of shares of Vacasa, Inc. Class A Common Stock pursuant to and set forth in the Subscription Agreements against payment of the amount set forth in the Subscription Agreements;
●	the investors party to the Forward Purchase Agreements will purchase, and Vacasa, Inc. will issue and sell to such investors, the number of shares of Vacasa, Inc. Class A Common Stock pursuant to and as set forth in the Forward Purchase Agreements against payment of the amount set forth in the Forward Purchase Agreements;
●	through a series of separate merger transactions, the Blockers will merge with and into Vacasa, Inc., with Vacasa, Inc. ultimately surviving such merger transactions and owning the assets previously owned by the Blockers (the “Blocker Mergers”);
●	immediately following the Blocker Mergers and in connection with the Closing, Vacasa, Inc. will contribute all of its assets (other than the interests in Vacasa Holdings it then holds and amounts necessary to fund any shareholder redemptions), which will consist of the amount of funds contained in TPG Pace’s trust account (the “Trust Account”) net of any deferred underwriting commissions and transaction expenses and amounts paid in respect of shareholder redemptions and including the net cash proceeds resulting from the share issuances contemplated by the Subscription Agreements and the Forward Purchase Agreements (collectively, “Available Cash”), less Vacasa Holdings’ Cash Consideration, if applicable, to Vacasa Holdings in exchange for a number of OpCo Units of Vacasa Holdings such that Vacasa, Inc. thereafter will hold a number of OpCo Units of Vacasa Holdings equal to the total number of shares of Vacasa, Inc. Class A Common Stock (after giving effect to the conversion of the Vacasa Class F Common Stock in accordance with the Vacasa, Inc. Certificate of Incorporation) and Vacasa Class G Common Stock issued and outstanding immediately after giving effect to the Business Combination.
●	on the date of the Closing, in connection with Vacasa Holdings’ Recapitalization, the Domestication Merger and Blocker Mergers, as applicable: (a) Vacasa, Inc. will sell a number of shares of Vacasa, Inc. Class B Common Stock to each holder of OpCo Units for an amount per share equal to the par value thereof, (b) each Vacasa Holdings unit appreciation right award that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an award of stock appreciation rights (each, a “Vacasa SAR Award”) covering shares of Vacasa, Inc. Class A Common Stock, (c) each option to purchase TK Newco stock that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an option to purchase shares of Vacasa, Inc. Class A Common Stock (each, a “Vacasa Option”), (d) each Existing VH Holder entitled to receive a portion of the Vacasa Holdings Cash Consideration, if applicable, (other than the owners of the Blockers) will sell OpCo Units to Vacasa, Inc. in exchange for its allocable portion of the Vacasa Holdings Cash Consideration, if applicable, (at a price of $10 per OpCo Unit) and certain rights described in the Tax Receivable Agreement with respect to such OpCo Units sold, and (e) by virtue of each Blocker Merger, the outstanding equity interests in the applicable Blocker will be converted into the right to receive shares of Vacasa Class A Common Stock or other equity interests, a portion of the Vacasa Holdings Cash Consideration (if any), and certain rights as set forth in the Tax Receivable Agreement).

The aggregate consideration in connection with the Business Combination will be based on an equity value for Vacasa Holdings of $3,963,000,000. This aggregate consideration is expected to consist solely of shares of Vacasa, Inc. valued at $10.00 per share/unit

(the “Equity Consideration”). The Business Combination is being accomplished through what is commonly referred to as an “Up-C” structure. The closing of the Business Combination is subject to conditions including approval of the stockholders of TPG Pace and minimum available cash conditions of TPG Pace, as defined in the Business Combination Agreement. On November 10, 2021, the registration statement on Form S-4 filed by Vacasa, Inc. in connection with the Business Combination was declared effective by the U.S. Securities and Exchange Commission, and TPG Pace scheduled a special meeting for November 30, 2021 to approve the Business Combination. The Business Combination is expected to close promptly after the special meeting.

Note 4 — Subsequent Events

The Company has evaluated all subsequent events through August 11, 2021, which represents the date of issuance of this balance sheet. The Company did not note any subsequent events requiring disclosure or adjustments to the balance sheet.